FIDELITY GINNIE MAE FUND

FIDELITY GOVERNMENT
INCOME FUND

FIDELITY INTERMEDIATE
GOVERNMENT INCOME FUND

SEMIANNUAL REPORT
JANUARY 31, 1999

(2 fidelity logo graphics)

CONTENTS

PRESIDENT'S MESSAGE              3   NED JOHNSON ON INVESTING
                                     STRATEGIES

FIDELITY GINNIE MAE FUND

                                 4   PERFORMANCE

                                 7   FUND TALK: THE MANAGER'S
                                     OVERVIEW

                                 10  INVESTMENT CHANGES

                                 11  INVESTMENTS

                                 13  FINANCIAL STATEMENTS

FIDELITY GOVERNMENT INCOME FUND

                                 17  PERFORMANCE

                                 20  FUND TALK: THE MANAGER'S
                                     OVERVIEW

                                 23  INVESTMENT CHANGES

                                 24  INVESTMENTS

                                 29  FINANCIAL STATEMENTS

FIDELITY INTERMEDIATE
GOVERNMENT INCOME FUND

                                 33  PERFORMANCE

                                 36  FUND TALK: THE MANAGER'S
                                     OVERVIEW

                                 39  INVESTMENT CHANGES

                                 40  INVESTMENTS

                                 46  FINANCIAL STATEMENTS

NOTES                            50  NOTES TO THE FINANCIAL
                                     STATEMENTS



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo)This report is printed on recycled paper using soy-based inks.
 .
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

After the first month of 1999, U.S. stock markets seem to have maintained their momentum from 1998, as the S&P 500, the Dow and NASDAQ all reached record highs in January. The technology sector, and Internet stocks in particular, were the main contributors. In the bond markets, domestic securities continued to trade at historically low yields, while positive economic news helped credit-sensitive sectors outperform Treasury bonds.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

Edward C. Johnson 3d

FIDELITY GINNIE MAE FUND

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31,  PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY GINNIE MAE FUND   3.27%          6.03%        37.80%        121.89%

LB GNMA                    3.62%          6.66%        42.39%        140.01%

GNMA Funds Average         3.33%          6.02%        36.57%        120.41%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers GNMA Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years and are issued by the Government National Mortgage Association (GNMA). To measure how the fund's performance stacked up against its peers, you can compare it to the GNMA funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 56 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY GINNIE MAE FUND   6.03%        6.62%         8.30%

LB GNMA                    6.66%        7.32%         9.15%

GNMA Funds Average         6.02%        6.43%         8.22%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Ginnie Mae                  LB GNMA
             00015                       LB020
  1989/01/31      10000.00                    10000.00
  1989/02/28       9948.20                     9941.38
  1989/03/31       9959.91                     9953.94
  1989/04/30      10154.32                    10168.05
  1989/05/31      10412.67                    10478.48
  1989/06/30      10692.46                    10771.59
  1989/07/31      10869.98                    10996.04
  1989/08/31      10767.53                    10859.53
  1989/09/30      10793.04                    10928.20
  1989/10/31      11023.56                    11180.84
  1989/11/30      11129.68                    11308.69
  1989/12/31      11206.46                    11385.18
  1990/01/31      11083.66                    11289.43
  1990/02/28      11148.04                    11351.96
  1990/03/31      11169.89                    11381.55
  1990/04/30      11044.31                    11280.78
  1990/05/31      11397.00                    11634.19
  1990/06/30      11557.17                    11813.41
  1990/07/31      11740.94                    12031.71
  1990/08/31      11710.85                    11869.52
  1990/09/30      11783.45                    11960.81
  1990/10/31      11913.76                    12108.48
  1990/11/30      12181.71                    12383.45
  1990/12/31      12383.17                    12589.19
  1991/01/31      12539.07                    12777.34
  1991/02/28      12589.68                    12883.42
  1991/03/31      12677.42                    12976.38
  1991/04/30      12771.33                    13098.10
  1991/05/31      12868.27                    13205.01
  1991/06/30      12883.80                    13230.14
  1991/07/31      13074.81                    13456.26
  1991/08/31      13307.97                    13706.38
  1991/09/30      13504.20                    13947.85
  1991/10/31      13687.98                    14178.16
  1991/11/30      13761.40                    14276.42
  1991/12/31      14063.21                    14609.18
  1992/01/31      13946.56                    14428.28
  1992/02/29      14095.62                    14579.31
  1992/03/31      14012.64                    14496.40
  1992/04/30      14132.45                    14629.56
  1992/05/31      14366.91                    14887.22
  1992/06/30      14527.72                    15069.23
  1992/07/31      14598.23                    15201.27
  1992/08/31      14759.65                    15404.50
  1992/09/30      14865.76                    15541.57
  1992/10/31      14745.60                    15425.16
  1992/11/30      14821.17                    15495.51
  1992/12/31      15005.38                    15691.75
  1993/01/31      15203.44                    15889.12
  1993/02/28      15338.55                    16050.47
  1993/03/31      15422.53                    16138.41
  1993/04/30      15475.32                    16197.31
  1993/05/31      15564.07                    16308.41
  1993/06/30      15716.59                    16441.01
  1993/07/31      15799.15                    16510.25
  1993/08/31      15838.44                    16551.28
  1993/09/30      15839.35                    16565.52
  1993/10/31      15893.50                    16593.99
  1993/11/30      15801.74                    16570.26
  1993/12/31      15922.56                    16724.08
  1994/01/31      16101.75                    16855.56
  1994/02/28      15950.18                    16771.82
  1994/03/31      15549.64                    16319.02
  1994/04/30      15425.27                    16207.36
  1994/05/31      15439.03                    16253.70
  1994/06/30      15386.83                    16229.97
  1994/07/31      15699.13                    16546.54
  1994/08/31      15738.23                    16597.34
  1994/09/30      15519.22                    16363.69
  1994/10/31      15499.30                    16337.73
  1994/11/30      15449.35                    16291.66
  1994/12/31      15604.70                    16472.56
  1995/01/31      15934.07                    16813.69
  1995/02/28      16343.90                    17256.71
  1995/03/31      16424.78                    17341.30
  1995/04/30      16647.36                    17598.12
  1995/05/31      17159.06                    18135.50
  1995/06/30      17258.34                    18258.89
  1995/07/31      17309.14                    18297.41
  1995/08/31      17470.65                    18485.57
  1995/09/30      17643.20                    18666.46
  1995/10/31      17786.57                    18819.44
  1995/11/30      17982.79                    19036.90
  1995/12/31      18195.81                    19281.45
  1996/01/31      18309.43                    19415.72
  1996/02/29      18171.84                    19270.56
  1996/03/31      18133.86                    19221.43
  1996/04/30      18075.92                    19171.18
  1996/05/31      18001.86                    19106.69
  1996/06/30      18203.25                    19357.66
  1996/07/31      18269.49                    19430.52
  1996/08/31      18281.78                    19438.89
  1996/09/30      18556.21                    19764.39
  1996/10/31      18921.99                    20164.14
  1996/11/30      19185.27                    20457.54
  1996/12/31      19079.73                    20348.11
  1997/01/31      19204.68                    20504.44
  1997/02/28      19256.64                    20578.42
  1997/03/31      19058.61                    20375.47
  1997/04/30      19348.78                    20709.62
  1997/05/31      19530.07                    20922.06
  1997/06/30      19767.06                    21169.95
  1997/07/31      20116.03                    21554.07
  1997/08/31      20078.14                    21508.01
  1997/09/30      20318.34                    21793.87
  1997/10/31      20521.92                    22021.10
  1997/11/30      20555.05                    22088.66
  1997/12/31      20739.92                    22287.98
  1998/01/31      20927.13                    22503.21
  1998/02/28      20961.04                    22553.46
  1998/03/31      21038.21                    22648.93
  1998/04/30      21171.16                    22780.41
  1998/05/31      21323.75                    22935.91
  1998/06/30      21375.66                    23032.49
  1998/07/31      21486.40                    23162.02
  1998/08/31      21655.14                    23344.87
  1998/09/30      21922.76                    23620.96
  1998/10/31      21871.72                    23600.58
  1998/11/30      21979.27                    23734.02
  1998/12/31      22064.37                    23831.44
  1999/01/29      22188.63                    24000.89
IMATRL PRASUN   SHR__CHT 19990131 19990212 142611 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Ginnie Mae Fund on January 31, 1989. As the chart shows, by January 31, 1999, the value of the investment would have grown to $22,189 - a 121.89% increase on the initial investment. For comparison, look at how the Lehman Brothers GNMA Index did over the same period. With dividends and capital gains, if any, reinvested the same $10,000 investment would have grown to $24,001 - a 140.01% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS
                  ENDED JANUARY 31,  YEARS ENDED JULY 31,
                  1999               1998                  1997    1996    1995    1994

Dividend returns  2.99%              6.63%                 7.07%   6.58%   7.35%   5.24%

Capital returns   0.28%              0.18%                 3.04%  -1.03%   2.91%  -5.87%

Total returns     3.27%              6.81%                10.11%  5.55%   10.26%  -0.63%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31,  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR
1999

Dividends per share        5.13(cents)   32.16(cents)   66.94(cents)

Annualized dividend rate   5.55%         5.86%          6.15%

30-day annualized yield    5.82%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.89 over the past one month, $10.89 over the past six months and $10.89 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses, the yield would have been 5.80%.

FIDELITY GINNIE MAE FUND

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Like the U.S. equity markets, taxable
fixed-income spread sectors
experienced their share of volatility
during the six-month period ending
January 31, 1999. For the period,
the Lehman Brothers Aggregate Bond
Index - a broad measure of the
U.S. taxable investment-grade bond
market - returned 5.10%. Overall,
U.S. Treasuries posted the strongest
performance, as investors shunned
credit risk in a flight-to-quality from
economic and financial instability in
Asia and Russia. This caused a
dramatic widening in yield spreads
and, coupled with significant
hedge-fund liquidations in October,
contributed to a major reduction in
liquidity among spread sectors,
placing further pressure on yield
spreads. During the six-month
period, the Lehman Brothers
Treasury Index returned 6.04%. In the
last three months of the period,
however, other fixed-income spread
sectors - agencies, corporate bonds,
mortgage and asset-backed
securities - outperformed
comparable duration Treasuries, as
investors capitalized on historically
attractive yield spread levels. This
narrowing of yield spreads was
spurred by the Federal Reserve Board's
three cuts in key interest rates, which
helped boost market confidence and
restore some measure of liquidity to
the fixed-income markets. The
Lehman Brothers Corporate Bond Index
returned 5.38% for the six-month
period, while the Lehman Brothers
Mortgage Backed Securities Index
return was 3.67%.

(photograph of Tom Silvia)

NOTE TO SHAREHOLDERS: Tom Silvia became Portfolio Manager of Fidelity Ginnie Mae Fund on December 7, 1998.

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended January 31, 1999, the fund had a total return of 3.27%. To get a sense of how the fund did relative to its competitors, the GNMA funds average returned 3.33% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers GNMA Index - which tracks the types of securities in which the fund invests - returned 3.62% for the same six-month period. For the 12-month period that ended January 31, 1998, the fund had a total return of 6.03%. That compared to the 6.02% return of the GNMA funds average and the 6.66% return of the Lehman Brothers GNMA Index for the same 12-month period.

Q. WHY DID THE FUND LAG ITS PEERS DURING THE PAST SIX MONTHS?

A. The main reason for the fund's lag during that period was that its duration - which measures its sensitivity to interest-rate changes - was somewhat shorter than its average peer. The longer a fund's duration, the more its share price will rise when interest rates fall and vice versa. Since interest rates fell substantially during the six-month period, funds with a longer duration generally performed better than those with a shorter duration. However, as the previous manager did, I kept the fund's duration neutral to the Ginnie Mae market as a whole as measured by the Lehman Brothers GNMA Index. Because I believe that it is nearly impossible for anyone to predict interest rates with any consistency over a long period of time, I position the fund to have no more or no less interest-rate sensitivity than the market as a whole.

Q. WHY WAS IT SUCH A VOLATILE PERIOD FOR GINNIE MAE SECURITIES?

A. Looking back to the beginning of the period, investors had become increasingly concerned about economic and market stability in Asia, Russia and Latin America. Add to that mix the impending impeachment trial and hedge fund losses and you have the makings of a classic "flight to safety," whereby global investors flocked to the liquidity and safety of U.S. Treasury securities. In the process, investors shunned most other riskier asset classes. Even though Ginnie Mae is a U.S. government agency and has the full faith and credit of the United States backing it, investors tended to shun its securities in favor of the more liquid Treasury securities. Later, investors shied away from Ginnie Maes and other mortgage securities because of fears that the rate of home-loan prepayments would accelerate dramatically. Of course, lower interest rates tend to fan prepayment activity because homeowners want to refinance at lower, prevailing rates. More recently, however, loan rates have risen, causing prepayments to slow and Ginnie Mae securities to perform better in response.

Q. WHICH OF THE FUND'S HOLDINGS PERFORMED WELL DURING THE PAST SIX
MONTHS?

A. Those that were resilient to prepayment performed the best. Prepayment of a mortgage security can be problematic for Ginnie Mae bondholders because it means that they may be forced to reinvest the money back into the mortgage market when bond yields are lower. The fund's holdings in securities containing loans that originated between five and 10 years ago held up better than more recently issued securities. Even though they could have refinanced at lower interest rates, fewer homeowners holding these "seasoned" mortgage loans chose not to do so. As a result of the emphasis on seasoned securities, the fund had a relatively light weighting - compared to the Lehman Brothers GNMA index - in bonds issued between 1992 and 1996. More recently however, I've added some bonds issued in 1993 because I felt that they were very attractively priced. Prepayment fears have calmed a bit in conjunction with evidence that the Federal Reserve may not be able to lower interest rates given the economy's strength.

Q. WHAT'S YOUR OUTLOOK FOR THE GINNIE MAE MARKET?

A. I think that Ginnie Mae securities are poised to perform better than their Treasury counterparts. Although it has come down a bit since it was at its widest, the spread - or yield differential - between agencies and Treasuries is quite large when viewed on a historical basis. If equilibrium returns to the market and the yield spread narrows, mortgage securities are likely to do well.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark) FUND FACTS

GOAL: to provide high current
income by investing mainly in
mortgage securities issued by
the Government National
Mortgage Association (Ginnie
Mae)

FUND NUMBER: 015

TRADING SYMBOL: FGMNX

START DATE: November 8, 1985

SIZE: as of January 31,
1999, more than $1.1 billion

MANAGER: Tom Silvia, since
December 1998; manager,
various Fidelity and Spartan
government funds; joined
Fidelity in 1993

TOM SILVIA ON THE GINNIE
MAE MARKET:

 "One of the interesting things that
has gone on with the Ginnie Mae
market is that it really has become
quite concentrated. Looking at the
entire Ginnie Mae universe, most
of it is made up of securities that
mature in 30 years. For example,
95% of the Lehman Brothers GNMA
Index are 30-year securities, with
the remainder of the index made
up of 15-year securities. In
addition, roughly 87% of the index
is made up of securities that have
been issued since 1992, which
means there are fewer `seasoned'
mortgages to be had. Investors
often like seasoned mortgages
because they haven't yet been
prepaid - even though the
borrower has been presented with
several attractive opportunities to
do so. Finally, securities with a 7%
coupon - the interest rate the
borrower promises to pay - make
up nearly 25% of the index. Because
of rapid prepayments in 1998, a lot
of Ginnie Mae securities with 8.5%
and 10% coupons were retired.
Securities with coupons
between 6.5% and 8% presently
make up about 78% of the index."
FIDELITY GINNIE MAE FUND

INVESTMENT CHANGES

COUPON DISTRIBUTION AS OF
JANUARY 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

 Less than 7%               18.5                     15.0

 7 - 7.99%                  51.0                     46.3

 8 - 8.99%                  16.8                     26.2

 9 - 9.99%                  7.0                      5.4

10 - 10.99%                 1.7                      2.4

11% and over                0.9                      1.4

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF JANUARY 31, 1999

                                    6 MONTHS AGO

Years                          5.2   6.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF JANUARY 31, 1999

                                       6 MONTHS AGO

Years                             2.2   2.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999
Row: 1, Col: 2, Value: 95.90000000000001
Row: 1, Col: 1, Value: 4.1
Mortgage-backed
securities *     95.9%
Short-term
investments       4.1%
*GNMA SECURITIES 94.3%

AS OF JULY 31, 1998
Row: 1, Col: 2, Value: 96.7
Row: 1, Col: 1, Value: 3.3
Mortgage-backed
securities **   96.7%
Short-term
investments      3.3%
**GNMA SECURITIES 94.3%

FIDELITY GINNIE MAE FUND

INVESTMENTS JANUARY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 95.9%

                                  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FANNIE MAE - 0.2%

8.5% 6/1/08 to 4/1/16             $ 849                                $ 896

9% 10/1/11                         161                                  167

10.25% 10/1/18                     368                                  397

11.5% 5/1/14 to 9/1/15             271                                  301

12.5% 10/1/15                      206                                  235

14% 11/1/12                        8                                    10

                                                                        2,006

FREDDIE MAC - 1.4%

8.5% 2/1/04 to 5/1/17              686                                  718

9% 6/1/10 to 4/1/21                2,583                                2,717

10% 10/1/04 to 12/1/19             4,623                                4,988

10.25% 2/1/09 to 11/1/16           2,457                                2,659

10.5% 5/1/10 to 12/1/20            3,612                                4,005

11.25% 2/1/10                      215                                  238

11.75% 11/1/11                     102                                  113

12% 6/1/15 to 11/1/15              217                                  249

12.5% 11/1/12 to 9/1/13            572                                  658

                                                                        16,345

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 94.3%

6% 1/15/11 to 1/15/29              33,439                               33,178

6.5% 4/15/08 to 1/15/29            176,179                              178,152

7% 10/15/07 to 2/15/29             365,652                              374,628

7% 2/15/29 (a)                     6,000                                6,150

7.5% 6/15/02 to 9/15/28            194,498                              201,068

8% 7/15/01 to 12/15/27             142,574                              148,620

8.5% 10/15/01 to 10/15/22          38,443                               41,003

9% 12/15/04 to 12/15/24            37,891                               40,629

9.5% 4/15/00 to 11/15/22           33,709                               36,026

10% 10/15/00 to 2/15/25            1,690                                1,828

10.5% 10/15/00 to 12/1/20          4,120                                4,504

11% 1/15/10 to 8/15/19             3,061                                3,407

11.5% 3/15/10 to 4/15/19           3,669                                4,105

12% 5/15/99 to 11/15/15            696                                  780

13% 2/15/11 to 5/15/15             529                                  605

13.5% 5/15/10 to 1/15/15           347                                  399

                                                                        1,075,082

TOTAL U.S. GOVERNMENT AGENCY                                            1,093,433
-  MORTGAGE SECURITIES
(Cost $1,079,944)



CASH EQUIVALENTS - 4.1%

                               MATURITY AMOUNT (000S)      VALUE (NOTE 1) (000S)

Investments in repurchase
agreements:

 (U.S. Government              $ 40,864                    $ 40,848
obligations), in a joint
trading  account at 4.83%,
dated 1/29/99 due 2/1/99

 (U.S. Treasury obligations),   5,903                       5,901
in a joint trading  account
at 4.25%, dated 1/29/99 due
2/1/99

TOTAL CASH EQUIVALENTS                                      46,749
(Cost $46,749)

TOTAL INVESTMENT IN                                         $ 1,140,182
SECURITIES - 100%
(Cost $1,126,693)


LEGEND

(a) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).

OTHER INFORMATION

Purchases and sales of long-term U.S. government and government agency obligations aggregated $764,654,000 and $590,167,000, respectively (see Note 3 of Notes to Financial Statements).

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,131,901,000. Net unrealized appreciation aggregated $8,281,000, of which $10,971,000 related to appreciated investment securities and $2,690,000 related to depreciated investment securities.

At July 31, 1998, the fund had a capital loss carryforward of approximately $15,435,000 of which $10,681,000 and $4,754,000 will expire on July 31, 2003 and 2004, respectively.

FIDELITY GINNIE MAE FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                 JANUARY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at              $ 1,140,182
value (including repurchase
agreements of $46,749) (cost
$1,126,693) -  See
accompanying schedule

Receivable for investments                 61,510
sold

Receivable for fund shares                 2,791
sold

Interest receivable                        6,374

 TOTAL ASSETS                              1,210,857

LIABILITIES

Payable for investments         $ 75,555
purchased Regular delivery

 Delayed delivery                6,163

Payable for fund shares          3,581
redeemed

Distributions payable            758

Accrued management fee           383

Other payables and accrued       326
expenses

 TOTAL LIABILITIES                         86,766

NET ASSETS                                $ 1,124,091

Net Assets consist of:

Paid in capital                           $ 1,130,351

Undistributed net investment               797
income

Accumulated undistributed net              (20,546)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                13,489
(depreciation) on investments

NET ASSETS, for 103,121                   $ 1,124,091
shares outstanding

NET ASSET VALUE, offering                  $10.90
price and redemption price
per share ($1,124,091
(divided by) 103,121 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                 SIX
                                     MONTHS ENDED JANUARY 31,
                                     1999 (UNAUDITED)

INVESTMENT INCOME                       $ 36,563
Interest

EXPENSES

Management fee                 $ 2,241

Transfer agent fees             1,068

Accounting fees and expenses    149

Non-interested trustees'        2
compensation

Custodian fees and expenses     103

Registration fees               56

Audit                           26

Legal                           5

 Total expenses before          3,650
reductions

 Expense reductions             (273)    3,377

NET INVESTMENT INCOME                    33,186

REALIZED AND UNREALIZED GAIN             1,098
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                 (1,418)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                          (320)

NET INCREASE (DECREASE) IN              $ 32,866
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions FMR                  $ 262
reimbursement

 Custodian credits                       3

 Transfer agent credits                  8

                                        $ 273

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED JULY 31, 1998
                                 1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 33,186                      $ 56,820
income

 Net realized gain (loss)         1,098                         14,559

 Change in net unrealized         (1,418)                       (13,818)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       32,866                        57,561
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (30,527)                      (55,500)
from net investment income

Share transactions Net            407,106                       349,964
proceeds from sales of shares

 Reinvestment of distributions    26,052                        48,330

 Cost of shares redeemed          (228,636)                     (305,260)

 NET INCREASE (DECREASE) IN       204,522                       93,034
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       206,861                       95,095
IN NET ASSETS

NET ASSETS

 Beginning of period              917,230                       822,135

 End of period (including        $ 1,124,091                   $ 917,230
undistributed net investment
income of $797 and
distributions in excess of
net investment income of
$1,862, respectively)

OTHER INFORMATION
Shares

 Sold                             37,360                        32,197

 Issued in reinvestment of        2,388                         4,446
distributions

 Redeemed                         (20,990)                      (28,087)

 Net increase (decrease)          18,758                        8,556


FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                1999

                                (UNAUDITED)                   1998                  1997      1996      1995      1994

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 10.870                      $ 10.850              $ 10.530  $ 10.640  $ 10.360  $ 11.260
period

Income from Investment           .349 D                        .714 D                .720 D    .688      .721      .582
Operations Net investment
income

 Net realized and                .003 G                        .004                  .310      (.107)    .292      (.650)
unrealized gain (loss)

 Total from investment           .352                          .718                  1.030     .581      1.013     (.068)
operations

Less Distributions

 From net investment   income    (.322)                        (.698)                (.710)    (.691)    (.713)    (.582)

 From net   realized gain        -                             -                     -         -         -         (.190)

 In excess of net   realized     -                             -                     -         -         (.020)    (.060)
gain

 Total distributions             (.322)                        (.698)                (.710)    (.691)    (.733)    (.832)

Net asset value,  end of        $ 10.900                      $ 10.870              $ 10.850  $ 10.530  $ 10.640  $ 10.360
period

TOTAL RETURN B, C                3.27%                         6.81%                 10.11%    5.55%     10.26%    (.63)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 1,124                       $ 917                 $ 822     $ 790     $ 767     $ 769
millions)

Ratio of expenses to average     .65% A, E                     .72% E                .76%      .76%      .75%      .82%
net assets

Ratio of expenses to average     .65% A                        .72%                  .75% F    .75% F    .75%      .82%
net assets after expense
reductions

Ratio of net investment          6.37% A                       6.58%                 6.75%     6.69%     7.24%     7.03%
income to average  net assets

Portfolio turnover rate          115% A                        172%                  98%       107%      210%      303%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FIDELITY GOVERNMENT INCOME FUND

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31,      PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY GOVERNMENT INCOME     5.06%          7.70%        33.88%        133.12%

LB Government Bond             5.89%          8.86%        40.37%        138.74%

General U.S. Government Funds  4.69%          7.22%        33.93%        118.86%
Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Government Bond Index - a market value-weighted index of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the general U.S. Government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 189 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31,      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY GOVERNMENT INCOME     7.70%        6.01%         8.83%

LB Government Bond             8.86%        7.02%         9.09%

General U.S. Government Funds  7.22%        6.00%         8.12%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Intermediate Govt Income    LB Govt Intermediate
             00452                       LB008
  1989/01/31      10000.00                    10000.00
  1989/02/28      10003.86                     9957.23
  1989/03/31      10055.17                    10003.91
  1989/04/30      10187.86                    10205.81
  1989/05/31      10331.39                    10402.82
  1989/06/30      10515.66                    10668.02
  1989/07/31      10646.54                    10884.83
  1989/08/31      10582.15                    10737.68
  1989/09/30      10636.03                    10789.01
  1989/10/31      10804.63                    11015.35
  1989/11/30      10891.88                    11124.36
  1989/12/31      10947.43                    11157.12
  1990/01/31      10933.92                    11087.70
  1990/02/28      10994.40                    11128.76
  1990/03/31      11020.23                    11141.96
  1990/04/30      11036.50                    11104.57
  1990/05/31      11202.10                    11342.39
  1990/06/30      11309.17                    11491.49
  1990/07/31      11443.64                    11652.57
  1990/08/31      11490.20                    11610.53
  1990/09/30      11582.09                    11714.41
  1990/10/31      11702.11                    11877.44
  1990/11/30      11839.23                    12056.36
  1990/12/31      11947.29                    12223.31
  1991/01/31      12080.54                    12348.94
  1991/02/28      12174.74                    12423.74
  1991/03/31      12275.11                    12492.42
  1991/04/30      12380.78                    12621.48
  1991/05/31      12444.78                    12692.61
  1991/06/30      12494.11                    12703.12
  1991/07/31      12637.15                    12840.73
  1991/08/31      12794.25                    13084.43
  1991/09/30      12924.16                    13306.85
  1991/10/31      13085.72                    13459.13
  1991/11/30      13133.25                    13617.03
  1991/12/31      13370.33                    13947.99
  1992/01/31      13305.46                    13813.80
  1992/02/29      13384.28                    13856.81
  1992/03/31      13368.22                    13801.57
  1992/04/30      13467.52                    13925.50
  1992/05/31      13602.10                    14133.26
  1992/06/30      13707.21                    14336.87
  1992/07/31      13746.77                    14611.85
  1992/08/31      13912.19                    14761.19
  1992/09/30      14008.06                    14964.56
  1992/10/31      13950.57                    14784.90
  1992/11/30      14015.14                    14724.78
  1992/12/31      14141.03                    14914.45
  1993/01/31      14262.40                    15191.63
  1993/02/28      14418.99                    15415.53
  1993/03/31      14494.97                    15472.23
  1993/04/30      14588.76                    15593.22
  1993/05/31      14636.92                    15550.69
  1993/06/30      14790.43                    15775.81
  1993/07/31      14840.71                    15807.59
  1993/08/31      14951.77                    16042.97
  1993/09/30      15003.13                    16108.23
  1993/10/31      15037.43                    16146.36
  1993/11/30      14937.73                    16066.44
  1993/12/31      15048.70                    16132.92
  1994/01/31      15205.35                    16292.29
  1994/02/28      15062.59                    16068.64
  1994/03/31      14869.13                    15834.23
  1994/04/30      14796.84                    15731.81
  1994/05/31      14781.52                    15743.06
  1994/06/30      14776.32                    15746.24
  1994/07/31      14925.69                    15953.02
  1994/08/31      14969.71                    15999.46
  1994/09/30      14937.29                    15867.23
  1994/10/31      14954.83                    15870.40
  1994/11/30      14920.42                    15799.77
  1994/12/31      14905.84                    15851.34
  1995/01/31      15131.06                    16109.21
  1995/02/28      15350.82                    16419.88
  1995/03/31      15423.87                    16510.31
  1995/04/30      15606.03                    16701.70
  1995/05/31      16010.22                    17172.71
  1995/06/30      16107.71                    17281.97
  1995/07/31      16142.99                    17290.28
  1995/08/31      16278.90                    17433.03
  1995/09/30      16397.96                    17549.86
  1995/10/31      16619.84                    17742.23
  1995/11/30      16807.62                    17958.55
  1995/12/31      16982.37                    18135.75
  1996/01/31      17126.75                    18288.77
  1996/02/29      16960.89                    18095.42
  1996/03/31      16866.46                    18012.81
  1996/04/30      16818.71                    17960.26
  1996/05/31      16809.17                    17950.97
  1996/06/30      16971.08                    18133.31
  1996/07/31      17029.64                    18189.53
  1996/08/31      17050.78                    18210.31
  1996/09/30      17268.35                    18445.69
  1996/10/31      17560.54                    18748.04
  1996/11/30      17782.48                    18974.38
  1996/12/31      17685.09                    18872.21
  1997/01/31      17749.58                    18944.81
  1997/02/28      17785.72                    18975.61
  1997/03/31      17670.91                    18867.57
  1997/04/30      17862.53                    19080.47
  1997/05/31      18002.22                    19229.08
  1997/06/30      18159.55                    19393.58
  1997/07/31      18487.42                    19751.17
  1997/08/31      18438.56                    19675.65
  1997/09/30      18651.57                    19889.52
  1997/10/31      18847.81                    20121.24
  1997/11/30      18906.63                    20165.48
  1997/12/31      19046.10                    20329.73
  1998/01/31      19283.05                    20594.94
  1998/02/28      19277.56                    20573.18
  1998/03/31      19337.25                    20637.22
  1998/04/30      19434.49                    20735.73
  1998/05/31      19556.39                    20878.23
  1998/06/30      19677.43                    21018.77
  1998/07/31      19740.50                    21099.68
  1998/08/31      20024.07                    21498.83
  1998/09/30      20450.48                    22000.39
  1998/10/31      20455.50                    22036.81
  1998/11/30      20396.84                    21969.35
  1998/12/31      20464.98                    22054.90
  1999/01/29      20570.25                    22153.16
IMATRL PRASUN   SHR__CHT 19990131 19990217 152914 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Government Income Fund on January 31, 1989. As the chart shows, by January 31, 1999, the value of the investment would have grown to $23,312 - a 133.12% increase on the initial investment. For comparison, look at how the Lehman Brothers Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,874 - a 138.74% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED
                  JANUARY 31,       YEARS ENDED JULY 31,

                  1999              1998                  1997   1996    1995    1994

Dividend returns  3.26%             6.04%                 7.22%  6.58%   6.78%   5.93%

Capital returns   1.80%             1.63%                 2.40%  -2.04%  1.89%  -6.73%

Total returns     5.06%             7.67%                 9.62%  4.54%   8.67%  -0.80%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund, are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 1999   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.68(cents)   32.16(cents)   60.00(cents)

Annualized dividend rate         5.45%         6.27%          5.96%

30-day annualized yield          4.89%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.11 over the past one month, $10.17 over the past six months and $10.06 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FIDELITY GOVERNMENT INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Like the U.S. equity markets, taxable
fixed-income spread sectors
experienced their share of volatility
during the six-month period ending
January 31, 1999. For the period,
the Lehman Brothers Aggregate Bond
Index - a broad measure of the
U.S. taxable investment-grade bond
market - returned 5.10%. Overall,
U.S. Treasuries posted the strongest
performance, as investors shunned
credit risk in a flight-to-quality from
economic and financial instability in
Asia and Russia. This caused a
dramatic widening in yield spreads
and, coupled with significant
hedge-fund liquidations in October,
contributed to a major reduction in
liquidity among spread sectors,
placing further pressure on yield
spreads. During the six-month
period, the Lehman Brothers
Treasury Index returned 6.04%. In the
last three months of the period,
however, other fixed-income spread
sectors - agencies, corporate bonds,
mortgage and asset-backed
securities - outperformed
comparable duration Treasuries, as
investors capitalized on historically
attractive yield spread levels. This
narrowing of yield spreads was
spurred by the Federal Reserve Board's
three cuts in key interest rates, which
helped boost market confidence and
restore some measure of liquidity to
the fixed-income markets. The
Lehman Brothers Corporate Bond Index
returned 5.38% for the six-month
period, while the Lehman Brothers
Mortgage Backed Securities Index
return was 3.67%.

(photograph of Tom Silvia)

NOTE TO SHAREHOLDERS: Tom Silvia became Portfolio Manager of Fidelity Government Income Fund on December 7, 1998.

Q. HOW DID THE FUND PERFORM, TOM?

A. For the six-month period that ended January 31, 1999, the fund had a total return of 5.06%. To get a sense of how the fund did relative to its competitors, the general U.S. government funds average returned 4.69% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Government Bond Index - which tracks the types of securities in which the fund invests - returned 5.89% for the same period. For the 12-month period that ended January 31, 1999, the fund had a total return of 7.70%. That compared to the U.S. government funds average return of 7.22% and the Lehman Brothers Government Bond Index return of 8.86% for the same 12-month period.

Q. WHAT FACTORS HELPED THE FUND OUTPACE ITS PEERS OVER THE PAST SIX
MONTHS?

A. The main reason for the fund's better performance was its relatively heavy exposure to agency and mortgage securities, which, after falling behind Treasuries early on in the period, outpaced Treasuries in the final months. Spooked by problems in Asia, Russia and Latin America, investors initially sought out the safety of U.S. Treasury bonds from August through October, generally shunning agency and mortgage securities in the process. U.S. Treasuries were considered to be the safe haven of choice in large part because of their direct backing by the full faith and credit of the U.S. government and because they are very liquid, or easily traded. Agencies, on the other hand, carry the implicit or indirect backing of the U.S. government and are considered to be less liquid. As such, they were not widely sought out during the global market turmoil. That said, agency securities outpaced mortgage securities, which were plagued by fears of early prepayment, which can occur when homeowners refinance their home loans. More recently, agency and mortgage securities have gained ground on Treasuries as investors' fears about overseas problems subsided and they again began to seek out the higher yields that agency and mortgage securities offered.

Q. WERE THERE ANY DISAPPOINTMENTS?

A. Other than the fact that agency and mortgage securities lagged early on, I can't think of any other disappointments during the short time I've managed the fund.

Q. SINCE TAKING OVER THE FUND, YOU INCREASED ITS HOLDINGS IN MORTGAGE SECURITIES. WHAT WAS BEHIND THAT INCREASE?

A. In my view, mortgage securities had become very attractively priced compared to agency securities. With interest rates at low levels and the potential for them to drop further, investors worried that the rate of mortgage prepayments would continue to accelerate as homeowners refinanced their mortgages. Of course, mortgage security investors generally dislike prepayments because they often are faced with reinvesting the proceeds at lower interest rates. However, I felt that investors had punished mortgage securities too severely, pushing their prices below what I felt to be their true value - even factoring in prepayments. Therefore, I added some to the fund.

Q. WITHIN THE AGENCY MARKET, WHAT CHOICES DID YOU MAKE?

A. I continued the fund's emphasis on non-callable securities - those that can't be redeemed by their issuers before maturity. Bonds typically are called when interest rates fall so significantly that issuers can save money by issuing new bonds at lower rates. A call is usually positive for issuers because it cuts their borrowing costs. But bondholders often are at a disadvantage because they may have to reinvest the proceeds from the called securities in new, lower-yielding bonds. Non-callable bonds generally perform better than callable securities when interest rates fall, and generally do no worse when interest rates rise.

Q. WHAT'S YOUR OUTLOOK FOR THE GOVERNMENT SECURITIES MARKET?

A. I think that agency and mortgage securities are poised to outpace Treasury securities once the market becomes more stable and moves back toward equilibrium. At the end of the period, the difference in yield between both Treasuries and mortgages, and the difference in yield between Treasuries and agencies, was quite large when viewed on a historical basis. Sooner or later, I believe those yield differentials, or spreads, will contract and cause mortgage and agency securities to outpace Treasuries as a result. So for now, I'm comfortable with the way in which the fund is allocated among those three segments of the market. As for the direction of the government securities market, that will depend on the direction of interest rates, which I don't spend time trying to predict. I spend time trying to find attractively priced bonds that I think will do well no matter what the interest-rate environment.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current income
with preservation of capital

FUND NUMBER: 054

TRADING SYMBOL: FGOVX

START DATE: April 4, 1979

SIZE: as of January 31,
1999, more than $1.6
billion

MANAGER: Tom Silvia, since
December 1998; manager,
various Fidelity and Spartan
government funds; joined
Fidelity in 1993

TOM SILVIA ON HIS
INVESTMENT APPROACH:

"My investment style and
approach are much the same as
those of the fund's previous
portfolio manager. Most
importantly, I will manage the
fund so that its duration - a
measure of its interest-rate
sensitivity - is in line with the
Lehman Brothers Government
Bond Index just as he did. By
doing so, I hope to avoid the
damage to the fund that can occur
if the fund's duration is too long
when interest rates are on the
rise, and vice versa. I believe that
my efforts are better spent
identifying - with the help of
Fidelity's research staff - bonds
that are undervalued, with the
intent of holding them until they
appreciate to what I believe to be
their fair value. I also spend time
identifying various mispricings
that occur among various sectors,
emphasizing those I believe are
inexpensive relative to other
sectors and relative to their
historic value."

FIDELITY GOVERNMENT INCOME FUND

INVESTMENT CHANGES

COUPON DISTRIBUTION AS OF
JANUARY 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

 Zero Coupon bonds          0.0                      0.1

 4 - 4.99%                  0.9                      0.0

 5 - 5.99%                  16.6                     9.9

 6 - 6.99%                  23.5                     28.5

 7 - 7.99%                  7.8                      11.4

 8 - 8.99%                  29.0                     24.2

  9 - 9.99%                 14.4                     19.2

10 - 10.99%                 2.6                      4.2

11% and over                1.2                      2.0

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF JANUARY 31, 1999

                                    6 MONTHS AGO

Years                          8.8   8.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF JANUARY 31, 1999

                                       6 MONTHS AGO

Years                             5.3   5.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999
Row: 1, Col: 1, Value: 20.4
Row: 1, Col: 2, Value: 28.2
Row: 1, Col: 3, Value: 47.4
Row: 1, Col: 4, Value: 4.0
Mortgage-backed
securities 20.4%
U.S. Treasury
obligations 28.2%
U.S. government
agency obligations 47.4%
Short-term
investments 4.0%

AS OF JULY 31, 1998
Row: 1, Col: 1, Value: 18.0
Row: 1, Col: 2, Value: 24.0
Row: 1, Col: 3, Value: 53.0
Row: 1, Col: 4, Value: 1.0
Mortgage-backed
securities 18.1%
U.S. Treasury
obligations 24.1%
U.S. government
agency obligations 57.3%
Short-term
investments 0.5%


FIDELITY GOVERNMENT INCOME FUND

INVESTMENTS JANUARY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 75.6%

                                     PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 47.4%

Fannie Mae:

6% 5/15/08                           $ 3,000                              $ 3,167

6.5% 7/16/07                          39,300                               42,192

6.54% 10/3/05                         13,000                               13,967

6.59% 9/17/07                         5,600                                6,061

6.74% 5/13/04                         3,720                                3,965

7.49% 3/2/05                          2,320                                2,594

8.25% 12/18/00                        15,000                               15,867

Farm Credit Systems Financial
Assistance Corp.:

8.8% 6/10/05                          10,983                               13,097

9.375% 7/21/03                        19,037                               22,241

Federal Agricultural Mortgage         3,000                                3,512
Corp. 8.07% 7/17/06

Federal Farm Credit Bank:

5.95% 5/18/05                         2,000                                2,081

6.19% 11/3/04                         2,000                                2,098

6.2% 11/12/04                         6,900                                7,243

6.25% 9/24/04                         7,300                                7,681

7.35% 3/24/05                         1,000                                1,111

8.06% 1/4/05                          7,600                                8,694

8.12% 2/1/05                          8,635                                9,918

Federal Home Loan Bank:

4.64% 10/9/02                         15,000                               14,761

5.285% 9/22/05                        19,230                               19,170

5.595% 3/27/01                        11,100                               11,234

5.78% 8/24/05                         49,925                               51,540

5.785% 2/9/05                         26,900                               27,720

6.07% 5/2/06                          1,500                                1,571

6.21% 11/4/04                         11,330                               11,897

6.26% 9/24/04                         1,800                                1,895

6.56% 9/17/04                         1,585                                1,691

6.575% 6/24/04                        4,325                                4,607

7.31% 6/16/04                         8,240                                9,052

7.36% 7/1/04                          7,110                                7,832

7.38% 8/5/04                          3,770                                4,163

7.46% 9/9/04                          6,015                                6,673

7.58% 9/13/04                         4,000                                4,462

7.59% 3/10/05                         1,895                                2,129

7.66% 7/20/04                         6,460                                7,217

7.87% 10/20/04                        1,280                                1,447

8.09% 12/28/04                        2,140                                2,451

9.5% 2/25/04                          2,355                                2,804

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Financing Corp. 0% 8/3/05            $ 907                                $ 652

Financing Corp. Coupon Strip          1,082                                774
0% 8/3/05

Freddie Mac:

6.505% 7/1/04                         5,000                                5,312

7.25% 4/28/04                         2,000                                2,188

Government Loan Trusts                3,781                                4,230
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class T-3, 9.625% 5/15/02             15,296                               16,111

Class 1-C, 9.25% 11/15/01             44,362                               47,086

Class 2-E 9.4% 5/15/02                15,748                               16,593

Guaranteed Export Trust
Certificates  (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994 A, 7.12% 4/15/06          4,908                                5,218

Series 1994 F, 8.187% 12/15/04        10,487                               11,237

Series 1995-A, 6.28% 6/15/04          9,541                                9,800

Series 1995-B, 6.13% 6/15/04          23,676                               24,225

Series 1996-A, 6.55% 6/15/04          14,412                               14,906

Guaranteed Trade Trust
Certificates  (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1994 B, 7.5% 1/26/06           7,773                                8,385

Series 1994-A, 7.39% 6/26/06          32,500                               34,782

Israel Export Trust                   8,268                                8,532
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%                8,888                                9,170
8/15/04 (callable)

Series 1998-196A, 5.926%              14,341                               14,779
6/15/05

Private Export Funding Corp.:

secured:

5.8% 2/1/04                           1,710                                1,739

5.82% 6/15/03 (a)                     21,500                               21,927

6.31% 9/30/04                         9,000                                9,511

5.31% 11/15/03 (a)                    41,500                               41,438

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                     PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

State of Israel (guaranteed
by U.S. Government through
Agency for International
Development):

5.625% 9/15/03                       $ 40,680                             $ 41,568

5.75% 3/15/00                         1,600                                1,610

6.6% 2/15/08                          25,515                               27,429

6.625% 8/15/03                        14,190                               15,064

Student Loan Marketing
Association:

6.125% 12/1/05                        4,190                                4,410

8.14% 5/17/04                         1,500                                1,703

U.S. Department of Housing            4,000                                4,249
and Urban Development
government guaranteed
participation certificates
Series 1996-A, 6.83% 8/1/03

U.S. Trade Trust Certificates         4,983                                5,473
(assets of Trust guaranteed
by U.S. government through
Export-Import Bank) 8.17%
1/15/07

TOTAL U.S. GOVERNMENT AGENCY                                               769,906
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
28.2%

U.S. Treasury Bond:

8.75% 5/15/17                         61,200                               85,537

8.75% 8/15/20                         131,508                              188,012

8.875% 8/15/17                        47,410                               67,078

9% 11/15/18                           52,700                               76,102

U.S. Treasury Notes:

6.25% 5/31/00                         12,000                               12,242

7% 7/15/06                            26,400                               30,063

TOTAL U.S. TREASURY                                                        459,034
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                                  1,228,940
GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,201,373)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 17.5%

                                     PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)

FANNIE MAE - 6.9%

5.5% 5/1/09 to 3/1/24                $ 8,356                              $ 8,138

6% 7/1/20                             2,141                                2,123

6.5% 1/1/28 to 12/1/28                61,798                               62,358

8% 1/1/22                             1,123                                1,168

9.5% 11/15/09 to 10/1/20              16,472                               17,587

10% 8/1/10                            1,147                                1,212

11% 3/1/10                            846                                  897

11.5% 6/1/19 to 5/1/28                16,325                               18,311

                                                                           111,794

FREDDIE MAC - 4.5%

8% 1/1/10 to 6/1/11                   874                                  908

8.5% 8/1/08 to 7/1/28                 50,301                               52,786

9% 8/1/09 to 12/1/10                  985                                  1,041

9.75% 8/1/14                          1,112                                1,197

10.5% 7/1/20 to 12/1/20               16,375                               18,189

                                                                           74,121

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 6.1%

6% 7/15/08 to 12/15/10                45,159                               45,742

9.5% 7/15/09 to 2/15/25               29,082                               31,213

10% 12/15/09 to 1/15/26               20,137                               21,829

                                                                           98,784

TOTAL U.S. GOVERNMENT AGENCY                                               284,699
-  MORTGAGE SECURITIES
(Cost $285,004)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.9%



U.S. GOVERNMENT AGENCY - 2.9%

Federal Home Loan Mortgage            21,250                               21,277
Corp. 6% 10/15/06

Freddie Mac planned                   26,500                               25,916
amortization class Series
1380 Class L, 5% 10/15/07

TOTAL COLLATERALIZED MORTGAGE                                              47,193
OBLIGATIONS
(Cost $47,483)



CASH EQUIVALENTS - 4.0%

                             MATURITY AMOUNT (000S)      VALUE (NOTE 1) (000S)

Investments in repurchase    $ 65,153                    $ 65,127
agreements (U.S. Government
obligations), in a joint
trading account at 4.83%,
dated 1/29/99 due 2/1/99
(Cost $65,127)

TOTAL INVESTMENT IN                                      $ 1,625,959
SECURITIES - 100%
(Cost $1,598,987)


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $63,365,000 or 3.8% of net assets.

OTHER INFORMATION

Purchases and sales of long-term U.S. government and government agency obligations aggregated $1,577,328,000 and $1,274,290,000, respectively (see Note 3 of Notes to Financial Statements).

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $1,598,987,000. Net unrealized appreciation aggregated $26,972,000, of which $31,382,000 related to appreciated investment securities and $4,410,000 related to depreciated investment securities.

At July 31, 1998, the fund had a capital loss carryforward of approximately $6,321,000 of which $1,847,000 and $4,474,000 will expire on July 31, 2004 and 2005, respectively.

FIDELITY GOVERNMENT INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                   JANUARY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 1,625,959
value (including repurchase
agreements of $65,127) (cost
$1,598,987) - See
accompanying schedule

Receivable for investments                758
sold

Receivable for fund shares                11,278
sold

Interest receivable                       23,197

 TOTAL ASSETS                             1,661,192

LIABILITIES

Payable for fund shares         $ 7,839
redeemed

Distributions payable            585

Accrued management fee           582

Other payables and accrued       406
expenses

 TOTAL LIABILITIES                        9,412

NET ASSETS                               $ 1,651,780

Net Assets consist of:

Paid in capital                          $ 1,618,762

Undistributed net investment              1,004
income

Accumulated undistributed net             5,042
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               26,972
(depreciation) on investments

NET ASSETS, for 162,632                  $ 1,651,780
shares outstanding

NET ASSET VALUE, offering                 $10.16
price and redemption price
per share ($1,651,780
(divided by) 162,632 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                  SIX
                                      MONTHS ENDED JANUARY 31,
                                      1999 (UNAUDITED)

INVESTMENT INCOME                       $ 49,818
Interest

EXPENSES

Management fee                 $ 3,279

Transfer agent fees             1,522

Accounting fees and expenses    196

Non-interested trustees'        3
compensation

Custodian fees and expenses     21

Registration fees               164

Audit                           25

Legal                           5

 Total expenses before          5,215
reductions

 Expense reductions             (65)     5,150

NET INVESTMENT INCOME                    44,668

REALIZED AND UNREALIZED GAIN             11,362
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                 13,261
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                          24,623

NET INCREASE (DECREASE) IN              $ 69,291
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION

Expense reductions Custodian            $ 22
credits

 Transfer agent credits                  43

                                        $ 65

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS         SIX MONTHS ENDED JANUARY 31,  TEN MONTHS ENDED JULY 31, 1998   YEAR ENDED SEPTEMBER 30, 1997
                             1999 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment    $ 44,668                      $ 57,760                         $ 63,391
income

 Net realized gain (loss)     11,362                        28,818                           (622)

 Change in net unrealized     13,261                        (5,599)                          18,125
appreciation (depreciation)

 NET INCREASE (DECREASE) IN   69,291                        80,979                           80,894
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders (48,168)                      (56,286)                         (66,908)
from net investment income

Share transactions Net        964,038                       835,669                          378,207
proceeds from sales of shares

 Reinvestment of
distributions                 43,511                        50,449                           57,722

 Cost of shares redeemed      (629,803)                     (680,613)                        (376,059)

 NET INCREASE (DECREASE) IN   377,746                       205,505                          59,870
NET ASSETS RESULTING FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)   398,869                       230,198                          73,856
 IN NET ASSETS

NET ASSETS

 Beginning of period          1,252,911                     1,022,713                        948,857

 End of period (including    $ 1,651,780                   $ 1,252,911                      $ 1,022,713
undistributed net investment
income of $1,004, $4,504 and
$581, respectively)

OTHER INFORMATION
Shares

 Sold                         94,685                        84,090                           39,114

 Issued in reinvestment of    4,267                         5,076                            5,974
distributions

 Redeemed                     (61,866)                      (68,444)                         (38,946)

 Net increase (decrease)      37,086                        20,722                           6,142




 FINANCIAL HIGHLIGHTS - CLASS
A                              SIX MONTHS ENDED JANUARY 31,  TEN MONTHS ENDED JULY 31,  YEARS ENDED SEPTEMBER 30,
                               1999

 FINANCIAL HIGHLIGHTS - CLASS
A                              (UNAUDITED)                   1998                       1997                       1996

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 9.980                       $ 9.760                    $ 9.620                    $ 9.890
period

Income from Investment          .299 D                        .481 D                     .625 D                     .670
Operations Net investment
income

 Net realized and unrealized    .203                          .208                       .175                       (.299)
gain (loss)

 Total from investment          .502                          .689                       .800                       .371
operations

Less Distributions

 From net investment income     (.322)                        (.469)                     (.660)                     (.641)

 From net realized gain         -                             -                          -                          -

 In excess of net realized      -                             -                          -                          -
gain

 Total distributions            (.322)                        (.469)                     (.660)                     (.641)

Net asset value, end of period $ 10.160                      $ 9.980                    $ 9.760                    $ 9.620

TOTAL RETURN B, C               5.06%                         7.19%                      8.61%                      3.82%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 1,652                       $ 1,253                    $ 1,023                    $ 949
millions)

Ratio of expenses to average    .68% A                        .69% A                     .73%                       .72%
net assets

Ratio of expenses to average    .68% A                        .68% A, E                  .72% E                     .71% E
net assets after  expense
reductions

Ratio of net investment         5.86% A                       5.82% A                    6.48%                      6.52%
income to average net assets

Portfolio turnover rate         174% A                        289% A                     199%                       124%



                                 Years ended September 30,

 FINANCIAL HIGHLIGHTS - CLASS A  1995     1994      1993

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 9.330  $ 10.870  $ 10.500
period

Income from Investment            .625     .626      .672
Operations Net investment
income

 Net realized and unrealized      .564     (1.225)   .627
gain (loss)

 Total from investment            1.189    (.599)    1.299
operations

Less Distributions

 From net investment income       (.609)   (.631)    (.679)

 From net realized gain           -        (.310)    (.250)

 In excess of net realized        (.020)   -         -
gain

 Total distributions              (.629)   (.941)    (.929)

Net asset value, end of period   $ 9.890  $ 9.330   $ 10.870

TOTAL RETURN B, C                 13.21%   (5.81)%   13.18%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 897    $ 614     $ 729
millions)

Ratio of expenses to average      .71%     .69%      .69%
net assets

Ratio of expenses to average      .71%     .69%      .69%
net assets after  expense
reductions

Ratio of net investment           6.36%    6.26%     6.40%
income to average net assets

Portfolio turnover rate           391%     402%      323%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31,   PAST 6 MONTHS  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY INTERMEDIATE GOVT  4.20%          6.68%        35.28%        105.70%
INCOME

LB Int Government Bond      4.99%          7.57%        35.97%        121.53%

Short-Intermediate U.S.     3.83%          5.93%        29.32%        104.62%
Government Funds Average


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the Lehman Brothers Intermediate Government Bond Index - a market value-weighted index of U.S. Government fixed-rate debt issues with maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. Government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper, Inc. The past six month average represents a peer group of 101 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31,   PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

FIDELITY INTERMEDIATE GOVT  6.68%        6.23%         7.48%
INCOME

LB Int Government Bond      7.57%        6.34%         8.28%

Short-Intermediate U.S.     5.93%        5.25%         7.42%
Government Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Government Income           LB Government Bond
             00054                       LB003
  1989/01/31      10000.00                    10000.00
  1989/02/28       9946.09                     9918.58
  1989/03/31       9994.45                     9979.28
  1989/04/30      10185.70                    10193.32
  1989/05/31      10369.49                    10433.69
  1989/06/30      10662.23                    10781.81
  1989/07/31      10855.49                    11009.51
  1989/08/31      10705.37                    10824.23
  1989/09/30      10747.48                    10870.79
  1989/10/31      10967.87                    11152.12
  1989/11/30      11068.17                    11260.12
  1989/12/31      11124.81                    11279.13
  1990/01/31      10980.87                    11119.45
  1990/02/28      11023.53                    11141.64
  1990/03/31      11036.96                    11139.20
  1990/04/30      10998.07                    11040.96
  1990/05/31      11226.04                    11348.85
  1990/06/30      11382.05                    11528.52
  1990/07/31      11527.44                    11676.01
  1990/08/31      11467.46                    11513.41
  1990/09/30      11553.26                    11623.84
  1990/10/31      11725.73                    11813.75
  1990/11/30      11985.21                    12075.57
  1990/12/31      12185.37                    12262.31
  1991/01/31      12273.71                    12393.95
  1991/02/28      12370.34                    12464.90
  1991/03/31      12422.11                    12528.28
  1991/04/30      12537.29                    12665.77
  1991/05/31      12601.26                    12715.02
  1991/06/30      12571.85                    12696.98
  1991/07/31      12727.51                    12847.64
  1991/08/31      13054.64                    13145.54
  1991/09/30      13352.87                    13421.26
  1991/10/31      13467.40                    13538.76
  1991/11/30      13592.80                    13674.55
  1991/12/31      14130.25                    14140.42
  1992/01/31      13888.40                    13920.28
  1992/02/29      13916.53                    13974.65
  1992/03/31      13825.49                    13892.98
  1992/04/30      13911.49                    13980.50
  1992/05/31      14197.68                    14238.42
  1992/06/30      14440.03                    14442.47
  1992/07/31      14884.11                    14806.44
  1992/08/31      15012.39                    14944.42
  1992/09/30      15211.28                    15155.78
  1992/10/31      14964.17                    14937.10
  1992/11/30      14974.77                    14911.26
  1992/12/31      15256.54                    15162.36
  1993/01/31      15618.00                    15484.40
  1993/02/28      16000.83                    15794.49
  1993/03/31      16085.76                    15847.39
  1993/04/30      16244.73                    15969.28
  1993/05/31      16179.95                    15951.73
  1993/06/30      16578.37                    16305.70
  1993/07/31      16684.40                    16405.17
  1993/08/31      17149.13                    16771.33
  1993/09/30      17216.76                    16835.45
  1993/10/31      17306.13                    16899.07
  1993/11/30      17060.62                    16713.80
  1993/12/31      17136.39                    16778.40
  1994/01/31      17412.30                    17008.04
  1994/02/28      16895.65                    16647.98
  1994/03/31      16445.47                    16273.53
  1994/04/30      16288.80                    16145.54
  1994/05/31      16274.87                    16124.82
  1994/06/30      16188.69                    16087.76
  1994/07/31      16550.12                    16383.47
  1994/08/31      16540.27                    16386.64
  1994/09/30      16216.36                    16155.78
  1994/10/31      16153.28                    16143.59
  1994/11/30      16138.96                    16114.09
  1994/12/31      16244.34                    16212.09
  1995/01/31      16549.31                    16513.90
  1995/02/28      16935.39                    16869.33
  1995/03/31      17029.41                    16975.13
  1995/04/30      17241.86                    17196.98
  1995/05/31      17929.48                    17890.54
  1995/06/30      18055.06                    18027.79
  1995/07/31      17984.65                    17961.48
  1995/08/31      18191.72                    18172.60
  1995/09/30      18359.31                    18347.64
  1995/10/31      18643.57                    18627.01
  1995/11/30      18927.37                    18917.36
  1995/12/31      19179.31                    19185.52
  1996/01/31      19281.95                    19303.27
  1996/02/29      18869.03                    18910.04
  1996/03/31      18710.85                    18752.07
  1996/04/30      18564.46                    18632.37
  1996/05/31      18534.06                    18601.17
  1996/06/30      18751.93                    18841.30
  1996/07/31      18800.56                    18887.86
  1996/08/31      18745.21                    18845.69
  1996/09/30      19061.35                    19158.46
  1996/10/31      19462.46                    19579.96
  1996/11/30      19780.91                    19920.53
  1996/12/31      19579.20                    19717.21
  1997/01/31      19600.38                    19739.15
  1997/02/28      19613.53                    19766.21
  1997/03/31      19401.68                    19557.05
  1997/04/30      19674.38                    19839.35
  1997/05/31      19828.24                    20010.48
  1997/06/30      20039.82                    20235.01
  1997/07/31      20609.52                    20809.36
  1997/08/31      20384.84                    20603.61
  1997/09/30      20702.41                    20913.46
  1997/10/31      21019.01                    21275.23
  1997/11/30      21120.73                    21384.20
  1997/12/31      21328.08                    21607.75
  1998/01/31      21644.63                    21931.01
  1998/02/28      21585.29                    21871.53
  1998/03/31      21645.88                    21933.45
  1998/04/30      21723.89                    22032.18
  1998/05/31      21937.34                    22258.41
  1998/06/30      22172.32                    22511.46
  1998/07/31      22190.21                    22546.32
  1998/08/31      22653.63                    23132.86
  1998/09/30      23226.50                    23756.46
  1998/10/31      23108.68                    23675.52
  1998/11/30      23122.38                    23683.57
  1998/12/31      23159.63                    23736.47
  1999/01/29      23312.14                    23874.21
IMATRL PRASUN   SHR__CHT 19990131 19990216 134816 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on January 31, 1989. As the chart shows, by January 31, 1999, the value of the investment would have grown to $20,570 - a 105.70% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,153 - a 121.53% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.

TOTAL RETURN COMPONENTS

                  SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,

                  1999                          1998                  1997   1996    1995   1994

Dividend returns  3.48%                         6.88%                 7.11%  6.62%   6.60%  5.22%

Capital returns   0.72%                         -0.10%                1.45%  -1.13%  1.56%  -4.65%

Total returns     4.20%                         6.78%                 8.56%  5.49%   8.16%  0.57%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31,  PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR
1999

Dividends per share        5.07(cents)   33.82(cents)   63.83(cents)

Annualized dividend rate   6.07%         6.78%          6.48%

30-day annualized yield    5.14%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.83 over the past one month, $9.90 over the past six months and $9.85 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses, the yield would have been 4.86%.

FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Like the U.S. equity markets, taxable
fixed-income spread sectors
experienced their share of volatility
during the six-month period ending
January 31, 1999. For the period,
the Lehman Brothers Aggregate Bond
Index - a broad measure of the
U.S. taxable investment-grade bond
market - returned 5.10%. Overall,
U.S. Treasuries posted the strongest
performance, as investors shunned
credit risk in a flight-to-quality from
economic and financial instability in
Asia and Russia. This caused a
dramatic widening in yield spreads
and, coupled with significant
hedge-fund liquidations in October,
contributed to a major reduction in
liquidity among spread sectors,
placing further pressure on yield
spreads. During the six-month
period, the Lehman Brothers
Treasury Index returned 6.04%. In the
last three months of the period,
however, other fixed-income spread
sectors - agencies, corporate bonds,
mortgage and asset-backed
securities - outperformed
comparable duration Treasuries, as
investors capitalized on historically
attractive yield spread levels. This
narrowing of yield spreads was
spurred by the Federal Reserve Board's
three cuts in key interest rates, which
helped boost market confidence and
restore some measure of liquidity to
the fixed-income markets. The
Lehman Brothers Corporate Bond Index
returned 5.38% for the six-month
period, while the Lehman Brothers
Mortgage Backed Securities Index
return was 3.67%.

(photograph of Andrew Dudley)

NOTE TO SHAREHOLDERS: Andrew Dudley became Portfolio Manager of
Fidelity Intermediate Government Income Fund on December 7, 1998.

Q. HOW DID THE FUND PERFORM, ANDY?

A. For the six-months that ended January 31, 1999, the fund returned 4.20%. To get a sense of how the fund did relative to its competitors, the short-intermediate U.S. government funds average returned 3.83% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Intermediate Government Bond Index - which tracks the types of securities in which the fund invests - returned 4.99% for the same period. For the 12-months ending January 31, 1999, the fund returned 6.68%, while the Lipper average returned 5.93% and the Lehman Brothers index returned 7.57%.

Q. WHY DID THE FUND'S PERFORMANCE OUTPACE THAT OF THE AVERAGE FUND OF ITS TYPE OVER THE PAST SIX MONTHS?

A. Although it's difficult to pinpoint exactly, I suspect that one of the key reasons for the fund's better performance was that it had a smaller stake in poor-performing mortgage securities than many of its peers. Mortgage securities suffered from investors' fears that falling interest rates would unleash a rapid increase in prepayment activity - or the number of homeowners who refinanced their mortgages to take advantage of falling interest rates. In response, investors pushed mortgage security prices lower fearing that an accelerated rate of mortgage prepayments - and the eventual retirement of the securities made up of them - would potentially force them to reinvest at lower, prevailing interest rates.

Q. HOW DID THE FUND'S MORTGAGE SECURITY HOLDINGS PERFORM?

A. They proved to be a disappointment during the past six months. Much of the fund's mortgage investments were concentrated in securities made up of mortgages with coupons - the interest rate the homeowner promises to pay - of 8% and higher. The rationale for investing in these "seasoned" securities issued several years ago when interest rates were higher was that - based on history - they were less susceptible to prepayment. After all, the homeowners had, for whatever reason, chosen not to refinance their mortgages, even after being presented with several attractive opportunities to do so. The strength of the Treasury market was too powerful for these seasoned mortgages as interest rates fell to low levels not seen in years. Not only did prepayments rise more than expected, but many of these seasoned securities were priced lower despite higher Treasury prices. I have chosen to maintain the fund's holdings in mortgages because I believe that prices currently reflect relative value compared to Treasuries, even at higher prepayment levels.

Q. HOW DID AGENCY SECURITIES - WHICH MADE UP ROUGHLY 64% OF THE FUND'S INVESTMENTS AT THE END OF THE PERIOD - PERFORM DURING THE PAST SIX MONTHS?

A. Better than mortgages, but not as well as Treasuries - which benefited from a global flight to quality in the first several months of the period. More recently, however, agencies have gained some ground on Treasuries by posting stronger performance. Within the agency sector, I continued the fund's emphasis on non-callable securities - those that can't be redeemed by their issuers before maturity. Some agency securities can be "called" - or redeemed - by their issuers as a way to reduce their debt costs. Because they can't be redeemed prior to maturity, non-callable securities tend to perform better than their callable counterparts when interest rates fall, and generally keep pace with callable bonds when interest rates rise. In addition to their call protection, I felt that non-callable securities generally were more attractively priced than their callable counterparts. I also worked to keep the fund's agency holdings diversified across a variety of issuers.

Q. WHAT'S YOUR OUTLOOK, ANDY?

A. At the end of the period, yield spreads between Treasuries and agencies, and between Treasuries and mortgages, were fairly wide when viewed on a historical basis. The higher yields that agencies and mortgage securities offered essentially signified that investors wanted more compensation - in the form of yield - for the higher risk those securities carry. In my view, the wider spreads have pushed agency and mortgage security prices to attractive levels we've not seen in some time. If spread relationships move closer to their historical norm, agency and mortgage securities should do well relative to Treasuries. Furthermore, I would expect that the yield advantage they offer will help agency and mortgage securities outpace Treasuries even if spreads remain constant.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

(checkmark)FUND FACTS

GOAL: high current income with
preservation of capital by
investing mainly in U.S.
government and agency
securities while maintaining a
dollar-weighted average
maturity between three and
10 years

FUND NUMBER: 452

TRADING SYMBOL: FSTGX

START DATE: May 2, 1988
SIZE: as of January 31,
1999, more than $742
million

MANAGER: Andrew Dudley,
since December, 1998;
manager, various Fidelity and
Spartan government and
mortgage funds; joined
Fidelity in 1996

ANDREW DUDLEY ON HIS
INVESTMENT STYLE:

"Investors can expect to see a
continuation of the investment
process that was used by the
fund's previous manager. As he
did, I will manage the fund so that
its duration - a measure of its
interest-rate sensitivity - is in
line with the Lehman Brothers
Intermediate Government Bond
Index. Because getting the fund's
duration wrong - making it too
interest-rate sensitive when
interest rates are on the rise, for
example - can seriously hurt
performance, I'd rather focus my
efforts on other areas where
Fidelity's research efforts can add
value. Those areas include asset
allocation - how the fund is
divided among various sectors
of the bond market - and
individual security selection.

"For example, since taking over
the fund, I have been biased toward
more liquid - or easily traded -
securities. Even though it may
mean sacrificing a small amount of
additional yield for the added
liquidity, I'm more comfortable
owning securities that I feel I can
sell more easily when I want to."

FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT CHANGES

COUPON DISTRIBUTION AS OF
JANUARY 31, 1999

                           % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS  6
                                                    MONTHS AGO

Less than 5%                1.1                      0.0

5 - 5.99%                   11.1                     14.5

6 - 6.99%                   29.0                     31.6

7 - 7.99%                   16.9                     8.5

8 - 8.99%                   8.3                      9.1

9 - 9.99%                   14.5                     16.9

10 - 10.99%                 5.6                      3.8

11 - 11.99%                 4.4                      4.7

12% and over                7.1                      4.3

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS
OF JANUARY 31, 1999

                                    6 MONTHS AGO

Years                          4.8   4.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF JANUARY 31, 1999

                                       6 MONTHS AGO

Years                             3.1   3.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF JANUARY 31, 1999
Row: 1, Col: 1, Value: 24.8
Row: 1, Col: 2, Value: 9.199999999999999
Row: 1, Col: 3, Value: 64.0
Row: 1, Col: 4, Value: 2.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0
Mortgage securities 24.8%
U.S. Treasury
obligations 9.2%
U.S. government
agency obligations 64.0%
Short-term
investments 2.0%

AS OF JULY 31, 1998
Row: 1, Col: 1, Value: 23.7
Row: 1, Col: 2, Value: 3.5
Row: 1, Col: 3, Value: 66.2
Row: 1, Col: 4, Value: 6.6
Row: 1, Col: 5, Value: 0.0
Mortgage securities 23.7%
U.S. Treasury
obligations 3.5%
U.S. government
agency obligations 66.2%
Short-term
investments 6.6%

FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENTS JANUARY 31, 1999 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - 73.2%

                                    PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 64.0%

Fannie Mae:

6.4% 9/27/05                        $ 8,510                            $ 9,055

6.48% 6/28/04                        1,210                              1,284

6.5% 7/16/07                         10,000                             10,736

6.54% 10/3/05                        9,750                              10,475

6.74% 5/13/04                        2,150                              2,292

7.49% 3/2/05                         5,980                              6,685

7.875% 2/24/05                       5,455                              6,208

8.25% 12/18/00                       9,600                              10,155

12% 11/13/00                         24,100                             26,943

Farm Credit Systems Financial        25,570                             29,873
Assistance Corp.  9.375%
7/21/03

Federal Agricultural Mortgage        2,050                              2,257
Corp. 7.04% 8/10/05

Federal Farm Credit Bank:

5.54% 9/10/03                        1,300                              1,322

9.15% 2/14/05                        500                                601

Federal Home Loan Bank:

4.96% 10/7/05                        8,100                              7,984

5.6% 9/8/05                          10,400                             10,632

5.717% 8/25/03                       4,500                              4,601

6.26% 9/24/04                        3,500                              3,684

6.75% 4/10/06                        1,000                              1,094

7.36% 7/1/04                         7,825                              8,620

7.59% 3/10/05                        1,940                              2,179

8.09% 12/28/04                       3,500                              4,008

Freddie Mac:

6.08% 12/17/04                       14,275                             14,911

6.505% 7/1/04                        3,200                              3,399

6.783% 8/18/05                       335                                364

6.99% 7/5/06                         2,000                              2,210

8.115% 1/31/05                       7,350                              8,441

Government Loan Trusts               11,082                             12,399
(assets of Trust guaranteed
by U.S. Government through
Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates
(assets of Trust guaranteed
by U.S. Government through
Defense Security Assistance
Agency):

Class T-3, 9.625% 5/15/02            3,553                              3,742

Class 1-C, 9.25% 11/15/01            35,495                             37,675

Class 2-E 9.4% 5/15/02               8,205                              8,646

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                    PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Guaranteed Export Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1993 C, 5.2% 10/15/04        $ 1,255                            $ 1,255

Series 1993 D, 5.23% 5/15/05         957                                957

Series 1994 A, 7.12% 4/15/06         35,524                             37,773

Series 1994 C, 6.61% 9/15/99         100                                100

Series 1996 A, 6.55% 6/15/04         8,496                              8,787

Guaranteed Trade Trust
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank):

Series 1992 A, 7.02% 9/1/04          6,259                              6,548

Series 1994 A, 7.39% 6/26/06         5,531                              5,920

Series 1994 B, 7.5% 1/26/06          770                                831

Series 1997 A, 6.104% 7/15/03        11,574                             11,777

Israel Export Trust                  4,847                              5,002
Certificates (assets of
Trust guaranteed by U.S.
Government through
Export-Import Bank) Series
1994 1, 6.88% 1/26/03

Overseas Private Investment
Corp. U.S. Government
guaranteed participation
certificate:

Series 1994 195, 6.08%               6,417                              6,621
8/15/04 (callable)

Series 1996 A1, 6.726%               4,000                              4,239
9/15/10 (callable)

Private Export Funding Corp.:
secured:

5.48% 9/15/03                        2,450                              2,465

5.65% 3/15/03                        1,859                              1,878

5.8% 2/1/04                          4,990                              5,075

5.82% 6/15/03 (a)                    15,200                             15,502

6.31% 9/30/04                        4,700                              4,967

6.86% 4/30/04                        2,291                              2,382

8.35% 1/31/01                        3,800                              4,039

5.31% 11/15/03 (a)                   4,000                              3,994

State of Israel (guaranteed
by U.S. Government through
Agency for International
Development):

5.25% 9/15/00                        8,141                              8,157

5.625% 9/15/03                       16,250                             16,605

6.6% 2/15/08                         27,910                             30,004

6.625% 8/15/03                       15,375                             16,321

7.75% 11/15/99                       4,200                              4,290

U.S. GOVERNMENT AND
GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

                                    PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

U.S. GOVERNMENT AGENCY
OBLIGATIONS - CONTINUED

Tennessee Valley Authority 6%       $ 4,060                            $ 4,128
11/1/00

U.S. Trade Trust Certificates        5,147                              5,652
(assets of Trust guaranteed
by U.S. government through
Export-Import Bank) 8.17%
1/15/07

TOTAL U.S. GOVERNMENT AGENCY                                            467,744
OBLIGATIONS

U.S. TREASURY OBLIGATIONS -
9.2%

U.S. Treasury Bond:

10.75% 8/15/05                       14,900                             19,845

11.75% 2/15/10 (callable)            5,100                              6,904

U.S. Treasury Notes 7.875%           37,900                             40,794
8/15/01

TOTAL U.S. TREASURY                                                     67,543
OBLIGATIONS

TOTAL U.S. GOVERNMENT AND                                               535,287
GOVERNMENT AGENCY OBLIGATIONS
(Cost $529,038)

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES - 24.6%



FANNIE MAE - 12.8%

5.5% 1/1/09 to 2/1/09                8,840                              8,776

6% 10/1/08 to 12/1/08                18,009                             18,133

6.5% 6/1/28 to 1/1/29                38,380                             38,728

8% 11/10/03                          5                                  5

8.25% 12/1/01                        5,365                              5,689

8.5% 9/1/07 to 12/1/22               1,204                              1,271

9% 2/1/13                            888                                943

9.5% 11/15/09                        2,941                              3,149

10% 1/1/20                           103                                112

10.25% 10/1/09 to 10/1/18            277                                298

11% 8/1/10 to 1/1/16                 4,492                              4,920

11.25% 11/1/10 to 1/1/16             923                                1,020

11.5% 9/1/11 to 6/1/19               3,008                              3,357

11.75% 7/1/13                        58                                 65

12.25% 10/1/10 to 6/1/15             1,027                              1,164

12.5% 9/1/07 to 7/1/16               2,515                              2,868

12.75% 10/1/11 to 6/1/15             1,037                              1,192

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                    PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

FANNIE MAE - CONTINUED

13% 6/1/11 to 7/1/15                $ 1,023                            $ 1,179

13.25% 9/1/11 to 9/1/13              552                                641

13.5% 5/1/11 to 12/1/14              33                                 39

14% 6/1/11 to 12/1/14                99                                 116

14.5% 7/1/14                         19                                 23

15% 4/1/12                           23                                 27

                                                                        93,715

FREDDIE MAC - 7.2%

6.5% 5/1/08                          2,065                              2,097

7% 6/1/01 to 8/1/01                  1,032                              1,038

8.5% 5/1/10 to 12/1/27               7,156                              7,504

9% 11/1/09 to 8/1/16                 1,008                              1,059

9.5% 7/1/16 to 8/1/21                5,598                              5,994

10% 12/1/00 to 3/1/21                9,525                              10,253

10.5% 9/1/09 to 5/1/21               6,244                              6,891

10.75% 7/1/13                        116                                129

11% 8/1/00 to 9/1/20                 683                                765

11.25% 2/1/10 to 10/1/14             800                                891

11.5% 10/1/15 to 8/1/19              449                                502

11.75% 1/1/10 to 10/1/15             171                                191

12% 1/1/00 to 11/1/19                1,776                              2,020

12.25% 2/1/11 to 8/1/15              608                                697

12.5% 10/1/09 to 6/1/19              8,898                              10,231

12.75% 2/1/10 to 1/1/11              186                                214

13% 9/1/10 to 5/1/17                 1,367                              1,590

13.25% 11/1/10 to 12/1/14            132                                152

13.5% 11/1/10 to 10/1/14             239                                280

13.75% 10/1/14                       12                                 12

14% 11/1/12 to 4/1/16                41                                 48

14.5% 12/1/10 to 9/1/12              76                                 90

14.75% 3/1/10                        26                                 30

16.25% 7/1/11                        7                                  8

                                                                        52,686

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 4.6%

8% 9/15/06 to 11/15/07               860                                902

8.5% 4/15/16 to 4/15/17              72                                 76

9% 11/15/04 to 5/15/17               1,154                              1,228

9.5% 6/15/09 to 11/15/20             9,875                              10,582

U.S. GOVERNMENT AGENCY -
MORTGAGE SECURITIES -
CONTINUED

                                    PRINCIPAL AMOUNT (000S)            VALUE (NOTE 1) (000S)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - CONTINUED

10% 12/15/09 to 10/15/20            $ 1,387                            $ 1,500

10.5% 8/15/15 to 1/20/18             1,998                              2,168

11% 4/15/00 to 8/15/19               2,748                              3,050

11.5% 3/15/10 to 1/15/21             10,579                             11,858

12% 11/15/12 to 6/15/15              648                                725

12.25% 1/15/14                       50                                 56

13% 1/15/11 to 12/15/14              871                                996

13.25% 9/15/13 to 10/15/14           70                                 80

13.5% 5/15/10 to 12/15/14            418                                480

14% 6/15/11 to 12/15/14              86                                 99

16% 4/15/13                          131                                157

17% 12/15/11                         3                                  4

                                                                        33,961

TOTAL U.S. GOVERNMENT AGENCY                                            180,362
-  MORTGAGE SECURITIES
(Cost $178,046)

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.2%



U.S. GOVERNMENT AGENCY - 0.2%

Fannie Mae planned                   1,328                              1,411
amortization class Series
1988-21 Class G, 9.5%
8/25/18 (Cost $1,440)

CASH EQUIVALENTS - 2.0%

                                     MATURITY AMOUNT (000S)

Investments in repurchase            $ 14,477                           14,471
agreements (U.S. Government
obligations), in a joint
trading account at 4.83%,
dated 1/29/99 due 2/1/99
(Cost $14,471)

TOTAL INVESTMENT IN                                                    $ 731,531
SECURITIES - 100%
(Cost $722,995)


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $19,496,000 or 2.6% of net assets.

OTHER INFORMATION

Purchases and sales of long-term U.S. government and government agency obligations aggregated $523,212,000 and $464,595,000, respectively (see Note 3 of Notes to Financial Statements).

INCOME TAX INFORMATION

At January 31, 1999, the aggregate cost of investment securities for income tax purposes was $723,000,000. Net unrealized appreciation aggregated $8,531,000, of which $11,687,000 related to appreciated investment securities and $3,156,000 related to depreciated investment securities.

At July 31, 1998, the fund had a capital loss carryforward of approximately $55,905,000 of which $45,999,000, $6,634,000 and
$3,272,000 will expire on July 31, 2003, 2004 and 2005, respectively.

FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS(EXCEPT
PER SHARE AMOUNT)                    JANUARY 31, 1999 (UNAUDITED)

ASSETS

Investment in securities, at             $ 731,531
value (including repurchase
agreements of $14,471) (cost
$722,995) -  See
accompanying schedule

Receivable for investments                9,866
sold

Receivable for fund shares                399
sold

Interest receivable                       11,245

 TOTAL ASSETS                             753,041

LIABILITIES

Payable for investments         $ 8,670
purchased

Payable for fund shares          511
redeemed

Distributions payable            703

Accrued management fee           403

Other payables and accrued       20
expenses

 TOTAL LIABILITIES                        10,307

NET ASSETS                               $ 742,734

Net Assets consist of:

Paid in capital                          $ 784,903

Undistributed net investment              1,238
income

Accumulated undistributed net             (51,943)
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation               8,536
(depreciation) on investments

NET ASSETS, for 75,399 shares            $ 742,734
outstanding

NET ASSET VALUE, offering                 $9.85
price and redemption price
per share ($742,734 (divided
by) 75,399 shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS            SIX
                                MONTHS ENDED JANUARY 31,
                                1999 (UNAUDITED)

INVESTMENT INCOME                       $ 26,720
Interest (including income on
securities loaned of $6)

EXPENSES

Management fee                 $ 2,462

Non-interested trustees'        2
compensation

 Total expenses before          2,464
reductions

 Expense reductions             (871)    1,593

NET INVESTMENT INCOME                    25,127

REALIZED AND UNREALIZED GAIN             3,970
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                 1,263
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                          5,233

NET INCREASE (DECREASE) IN              $ 30,360
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 FMR reimbursement                      $ 868

 Custodian credits                       3

                                        $ 871

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             SIX MONTHS ENDED JANUARY 31,  YEAR ENDED  JULY 31, 1998
                                 1999
                                 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment        $ 25,127                      $ 48,961
income

 Net realized gain (loss)         3,970                         5,968

 Change in net unrealized         1,263                         (6,214)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       30,360                        48,715
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (25,756)                      (49,186)
from net investment income

Share transactions Net            184,673                       255,811
proceeds from sales of shares

 Reinvestment of distributions    20,734                        40,988

 Cost of shares redeemed          (171,108)                     (296,896)

 NET INCREASE (DECREASE) IN       34,299                        (97)
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       38,903                        (568)
IN NET ASSETS

NET ASSETS

 Beginning of period              703,831                       704,399

 End of period (including        $ 742,734                     $ 703,831
undistributed net investment
income of $1,238 and $1,867,
respectively)

OTHER INFORMATION
Shares

 Sold                             18,656                        26,122

 Issued in reinvestment of        2,093                         4,188
distributions

 Redeemed                         (17,292)                      (30,301)

 Net increase (decrease)          3,457                         9


FINANCIAL HIGHLIGHTS

                                SIX MONTHS ENDED JANUARY 31,  YEARS ENDED JULY 31,
                                1999

                                (UNAUDITED)                   1998                  1997     1996     1995     1994

SELECTED PER-SHARE DATA

Net asset value, beginning of   $ 9.780                       $ 9.790               $ 9.650  $ 9.760  $ 9.610  $ 10.310
period

Income from Investment           .331 D                        .652 D                .675 D   .678     .610     .470
Operations Net investment
income

 Net realized and                .077                          (.008)                .124     (.150)   .143     (.410)
unrealized gain (loss)

 Total from investment           .408                          .644                  .799     .528     .753     .060
operations

Less Distributions

 From net investment   income    (.338)                        (.654)                (.659)   (.638)   (.603)   (.540)

 In excess of net   realized     -                             -                     -        -        -        (.220)
gain

 Total distributions             (.338)                        (.654)                (.659)   (.638)   (.603)   (.760)

Net asset value,  end of        $ 9.850                       $ 9.780               $ 9.790  $ 9.650  $ 9.760  $ 9.610
period

TOTAL RETURN B, C                4.20%                         6.78%                 8.56%    5.49%    8.16%    .57%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in   $ 743                         $ 704                 $ 704    $ 740    $ 817    $ 1,018
millions)

Ratio of expenses to average     .42% A, E                     .38% E                .54% E   .63% E   .65%     .65%
net assets

Ratio of expenses to average     .42% A                        .38%                  .54%     .62% F   .65%     .65%
net assets after expense
reductions

Ratio of net investment          6.64% A                       6.65%                 6.96%    6.89%    7.18%    7.37%
income to average  net assets

Portfolio turnover rate          128% A                        188%                  105%     105%     210%     391%


A ANNUALIZED

B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO
FINANCIAL STATEMENTS).

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 1998 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Ginnie Mae Fund, Fidelity Government Income Fund (formerly Fidelity Government Securities Fund) and Fidelity Intermediate Government Income Fund (the funds) are funds of Fidelity Income Fund (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in each applicable fund's schedule of investments. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments. At the end of the period, the funds had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other
Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the investment adviser, for Fidelity Ginnie Mae Fund and Fidelity Government Income Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annualized rates of .43% of average net assets for the Fidelity Ginnie Mae Fund and Fidelity Government Income Fund.

For Fidelity Intermediate Government Income Fund, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .65% of the fund's average net assets.

SUB-ADVISER FEE. FMR, on behalf of each fund, has entered into a sub-advisory agreement (effective January 1, 1999) with Fidelity Investments Money Management, Inc. (FIMM), a wholly owned subsidiary of FMR. For its services, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense limitations which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent for Fidelity Ginnie Mae Fund and Fidelity Government Income Fund. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of the average net assets of Fidelity Ginnie Mae Fund and Fidelity Government Income Fund.

ACCOUNTING FEES. FSC maintains the accounting records for Fidelity Ginnie Mae Fund and Fidelity Government Income Fund. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. SECURITY LENDING.

Fidelity Intermediate Government Income Fund loaned securities to brokers who paid the fund's negotiated lenders' fees. These fees are included in interest income. Fidelity Intermediate Government Income Fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of

5. SECURITY LENDING - CONTINUED

the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. At period end there were no loans outstanding.

6. EXPENSE REDUCTIONS.

For Fidelity Ginnie Mae Fund and Fidelity Intermediate Government Income Fund, FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .65% and .38%, respectively, of average net assets. Effective December 31, 1998, Fidelity Intermediate Government Income Fund's expense limitation was eliminated.

In addition, Fidelity Ginnie Mae Fund, Fidelity Government Income Fund and FMR, on behalf of Fidelity Intermediate Government Income Fund, have entered into arrangements with their custodian and transfer agent whereby credits realized on uninvested cash balances were used to offset a portion of certain funds' expenses.

For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's
Statement of Operations.

7. PROPOSED REORGANIZATIONS.

The Board of Trustees of Fidelity Ginnie Mae Fund has approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Ginnie Mae Fund and Spartan Ginnie Mae Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Spartan Ginnie Mae Fund in exchange solely for the number of shares of Fidelity Ginnie Mae Fund having the same aggregate net asset value as the outstanding shares of Spartan Ginnie Mae Fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of Spartan Ginnie Mae Fund. A Special Meeting of Shareholders ("Meeting") of Spartan Ginnie Mae Fund will be held on May 19, 1999 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of Spartan Ginnie Mae Fund in March, 1999. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 27, 1999.

The Board of Trustees of Fidelity Intermediate Government Income Fund has approved Agreements and Plans of Reorganization ("Agreements") between Fidelity Intermediate Government Income Fund and Spartan Short-Intermediate Government Fund and Fidelity Short-Intermediate Government Fund ("Target Funds") ("Reorganizations"). The Agreements provide for the transfer of all of the assets and the assumption of all of the liabilities of each Target Fund in exchange solely for the number of shares of Fidelity Intermediate Government Income Fund having the same aggregate net asset value as the outstanding shares of each Target

7. PROPOSED REORGANIZATIONS - CONTINUED

Fund as of the close of business of the New York Stock Exchange on the day that the Reorganizations are effective. A Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the Target Fund to which the Reorganization relates. A Special Meeting of Shareholders ("Meeting") of the Target Funds will be held on April 14, 1999 to vote on the Agreements. A detailed description of the proposed transactions and voting information was sent to shareholders of the Target Funds in February, 1999. If the Agreements are approved at the Meeting, the Reorganizations are expected to become effective on or about April 22, 1999 and April 29, 1999 for Spartan Short-Intermediate Government Fund and Fidelity Short-Intermediate Government Fund, respectively.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC) TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

Fidelity Investments
 Money Management, Inc.
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Fred L. Henning Jr., Vice President

Dwight D. Churchill, Vice President

Andrew J. Dudley, Vice President of
 Intermediate Government Income

Thomas J. Silvia, Vice President of
 Ginnie Mae and Government Income

Stanley N. Griffith, Assistant
 Vice President

Eric D. Roiter, Secretary

Richard A. Silver, Treasurer

Matthew N. Karstetter, Deputy Treasurer

John H. Costello, Assistant Treasurer

Leonard M. Rush, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

E. Bradley Jones *

Donald J. Kirk *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

* INDEPENDENT TRUSTEES

GVT-SANN-0399   72332
1.700523.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

The Bank of New York
New York, NY

FIDELITY'S TAXABLE BOND FUNDS

Capital & Income

Ginnie Mae

Government Income

High Income

Intermediate Bond

Intermediate Government Income

International Bond

Investment Grade Bond

New Markets Income

Short-Intermediate Government

Short-Term Bond

Spartan(registered trademark) Ginnie Mae

Spartan Government Income

Spartan Investment Grade Bond

Spartan Short-Intermediate Government

Spartan Short-Term Bond

Strategic Income

Target Timeline SM 1999, 2001 & 2003

THE FIDELITY TELEPHONE CONNECTION

MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777

Account Assistance     1-800-544-6666

Product Information    1-800-544-8888

Retirement Accounts    1-800-544-4774
 (8 a.m. - 9 p.m.)

TDD Service            1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)

TouchTone Xpress(registered trademark) (AUTOMATED GRAPHIC)
1-800-544-5555

(AUTOMATED GRAPHIC) AUTOMATED LINE FOR QUICKEST SERVICE

(Fidelity Logo Graphic)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com